Consolidated statements of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of profit or loss and other comprehensive income
NET REVENUE		R$ 519,179	R$ 461,067	R$ 383,449
Cost of services rendered		(221,452)	(211,547)	(184,161)
GROSS PROFIT		297,727	249,520	199,288
General and administrative expenses		(73,852)	(125,344)	(90,667)
Selling expenses		(86,604)	(100,949)	(70,646)
Net impairment losses on financial assets		(76,840)	(58,178)	(44,578)
Other income (expenses), net		512	(905)	(1,041)
Operating expenses		(236,784)	(285,376)	(206,932)
OPERATING PROFIT		60,943	(35,856)	(7,644)
Financial income		36,558	19,194	22,026
Financial expenses		(64,418)	(60,390)	(64,597)
Financial results		(27,860)	(41,196)	(42,571)
PROFIT (LOSS) BEFORE TAXES		33,083	(77,052)	(50,215)
Current income taxes		(19,556)	(14,813)	(10,640)
Deferred income tax income		38,587	25,705	15,651
Income taxes		19,031	10,892	5,011
PROFIT (LOSS) FOR THE YEAR		52,114	(66,160)	(45,204)
TOTAL COMPREHENSIVE INCOME (LOSS)		R$ 52,114	R$ (66,160)	R$ (45,204)
Basic earnings per share (R$)	[1]	R$ 2.79	R$ (3.93)	R$ (2.78)
Diluted earnings per share (R$)	[1]	R$ 2.68	R$ (3.93)	R$ (2.78)

[1]	The basic and diluted earnings per common share are in effect with the reverse share split occurred on September 2, 2020.